Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our Named Executive Officers for the fiscal years ended on June 30, 2026 and 2025, in accordance with the SEC disclosure requirements for a smaller reporting company as set forth in Item 402(v)(8) of Regulation S-K.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(2)	Value of Initial Fixed $100 Investment Based on:	Net Income (Loss) ($ in thousands)(5)
					Total Shareholder Return(4)
2026	$6,168,963	$25,967,180(6)	$2,175,437	$ 8,369,919(7)	$321.14	$(683)
2025	$1,547,000	$957,445(6)	$738,075	$853,325(7)	$78.18	$(35,343)

(1)	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Patrick Blair.
(2)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(3)
The names of each of the non-PEO Named Executive Officers reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2026, Benjamin Adams and Nicole D’Amato; and (ii) for fiscal year 2025, Michael Scarbrough and Nicole D’Amato.

(4)
The Company total shareholder return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

(5)	Represents the amount of net income (loss) reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
(6)
For each fiscal year included in this table, the ‘compensation actually paid’ to the PEO reflects each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

	Fiscal Year 2026	Fiscal Year 2025
Total Compensation Reported in Summary Compensation Table	$6,168,963	$1,547,000
Less, Grant Date Fair Value of Stock and Option Awards Reported in the Summary Compensation Table	($4,183,686)	$—
Plus, Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested	$20,716,803	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End)	$3,173,558	($575,046)
Plus, Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Fiscal Year (from Prior Year-End to Vesting Date)	$91,542	($14,508)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Fiscal Year	$—	$—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock and Option Awards in the Covered Fiscal Year Prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that year)	$—	$—
Total Adjustments	$19,798,217	($589,555)
Compensation Actually Paid for the Covered Fiscal Year	$25,967,180	$957,445

(7)
For each fiscal year included in this table, the average ‘compensation actually paid’ to the non-PEO Named Executive Officers reflects each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

	Fiscal Year 2026	Fiscal Year 2025
Total Compensation Reported in Summary Compensation Table	$2,175,437	$738,075
Less, Grant Date Fair Value of Stock and Option Awards Reported in the Summary Compensation Table	($1,285,498)	$—
Plus, Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested	$5,913,807	$185,321
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End)	$1,531,396	($65,391)
Plus, Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Fiscal Year (from Prior Year-End to Vesting Date)	$34,776	($4,680)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Fiscal Year	$—	$—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock and Option Awards in the Covered Fiscal Year Prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that year)	$—	$—
Total Adjustments	$6,194,482	$115,250
Compensation Actually Paid for the Covered Fiscal Year	$8,369,919	$853,325

Named Executive Officers, Footnote
(1)	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Patrick Blair.
(3)
The names of each of the non-PEO Named Executive Officers reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2026, Benjamin Adams and Nicole D’Amato; and (ii) for fiscal year 2025, Michael Scarbrough and Nicole D’Amato.

PEO Total Compensation Amount	$ 6,168,963	$ 1,547,000
PEO Actually Paid Compensation Amount	$ 25,967,180	957,445
Adjustment To PEO Compensation, Footnote
(6)
For each fiscal year included in this table, the ‘compensation actually paid’ to the PEO reflects each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

	Fiscal Year 2026	Fiscal Year 2025
Total Compensation Reported in Summary Compensation Table	$6,168,963	$1,547,000
Less, Grant Date Fair Value of Stock and Option Awards Reported in the Summary Compensation Table	($4,183,686)	$—
Plus, Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested	$20,716,803	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End)	$3,173,558	($575,046)
Plus, Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Fiscal Year (from Prior Year-End to Vesting Date)	$91,542	($14,508)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Fiscal Year	$—	$—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock and Option Awards in the Covered Fiscal Year Prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that year)	$—	$—
Total Adjustments	$19,798,217	($589,555)
Compensation Actually Paid for the Covered Fiscal Year	$25,967,180	$957,445

Non-PEO NEO Average Total Compensation Amount	$ 2,175,437	738,075
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,369,919	853,325
Adjustment to Non-PEO NEO Compensation Footnote
(7)
For each fiscal year included in this table, the average ‘compensation actually paid’ to the non-PEO Named Executive Officers reflects each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

	Fiscal Year 2026	Fiscal Year 2025
Total Compensation Reported in Summary Compensation Table	$2,175,437	$738,075
Less, Grant Date Fair Value of Stock and Option Awards Reported in the Summary Compensation Table	($1,285,498)	$—
Plus, Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested	$5,913,807	$185,321
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End)	$1,531,396	($65,391)
Plus, Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Covered Fiscal Year (from Prior Year-End to Vesting Date)	$34,776	($4,680)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in the Covered Fiscal Year	$—	$—
Plus, Dollar Value of Dividends, Dividend Equivalents or other Earnings Paid on Stock and Option Awards in the Covered Fiscal Year Prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for that year)	$—	$—
Total Adjustments	$6,194,482	$115,250
Compensation Actually Paid for the Covered Fiscal Year	$8,369,919	$853,325

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Total Shareholder Return Amount	$ 321.14	$ 78.18
PEO Name	Patrick Blair	Patrick Blair
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (683,000)	$ (35,343,000)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,798,217	(589,555)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,183,686)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,716,803	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,173,558	(575,046)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,542	(14,508)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,194,482	115,250
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,285,498)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,913,807	185,321
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,531,396	(65,391)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,776	(4,680)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0